INCOME (LOSS) PER COMMON SHARE	12 Months Ended
Dec. 31, 2014
INCOME (LOSS) PER COMMON SHARE
INCOME (LOSS) PER COMMON SHARE

18. INCOME (LOSS) PER COMMON SHARE

         For the period January 23, 2014 through October 9, 2014, the pricing date of the Company's IPO, the Company computed net income per common share using the two-class method as its Redeemable Series A Preferred Stock met the definition of a participating security and thereby shared in the net income or loss of the Company on a ratable basis with the common shareholders. The preferred stock's portion of net income for the year ended December 31, 2014 was 10%. Concurrent with the closing of the Company's IPO, all outstanding Redeemable Series A Preferred Stock converted into Class C Voting Common Stock, which then immediately converted into no par common stock. However, the Company then began granting shares of restricted stock that also meet the definition of a participating security and therefore continues to use the two class method to compute income (loss) per share.

         Basic income per common share is computed by dividing net income allocable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted income per common share further includes any common shares available to be issued upon exercise of outstanding stock options, conversion of preferred stock and vesting of restricted stock if such inclusion would be dilutive.

         The following table presents the calculation of basic and diluted income (loss) per common share:

	Year Ended December 31,
	2014	2013	2012
Numerator:
Net income (loss) attributable to Diplomat Pharmacy, Inc.	$4,776	$(26,120)	$(2,639)
Less: income attributable to preferred shareholders	458	—	—

Net income (loss) attributable to common shareholders.	$4,318	$(26,120)	$(2,639)
Denominator:
Weighted average common shares outstanding, basic	35,990,122	33,141,500	33,141,500
Weighted average dilutive effect of stock options and restricted stock awards	2,545,202	—	—

Weighted average common shares outstanding, diluted	38,535,325	33,141,500	33,141,500
Net income (loss) per share attributable to common shareholders:
Basic	$0.12	$(0.79)	$(0.08)
Diluted	$0.11	$(0.79)	$(0.08)

         The effect of certain stock options and all Redeemable Series A Preferred Stock were excluded from the computation of diluted weighted average common shares outstanding for all applicable periods presented as inclusion of such items would be anti-dilutive. Options to purchase 695,535, 6,657,504 and 5,555,462 common shares were not included in the computation of diluted earnings per share because they were anti-dilutive during the years ended December 31, 2014, 2013 and 2012, respectively. All outstanding restricted stock awards were dilutive in 2014.